Note 19 - Nature and Extent of Risks Arising from Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	2023		2022
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):

Impact of projected net interest income during a 12 month period	$4,046	$(4,059)	$4,304	$(4,261)

Duration difference between assets and liabilities (months)	(2.0)		1.4